Fair value measurements	12 Months Ended
Dec. 31, 2025
EBP 006 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair value measurements:

Note 7 - Fair value measurements:

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820 are described as follows:

Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2: Inputs to the valuation methodology include:

•
quoted prices for similar assets or liabilities in active markets;

• quoted prices for identical or similar assets or liabilities in inactive markets;

• inputs other than quoted prices that are observable for the asset or liability; and

• inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Common Stock Fund: The Common Stock Fund is tracked on a unitized basis. The Common Stock Fund consists of the Company’s common stock which is valued at its quoted market price and funds held in the Master Trust with Company Stock Cash Fund sufficient to meet the Fund’s daily cash needs. The Common Stock Fund is unitized to allow for daily trades. The value of the unit reflects the combined market value of the Company’s common stock and the cash investments held by the Common Stock Fund. As of December 31, 2025, 744,750 units were outstanding with a unitized value of approximately $52.45 per unit. As of December 31, 2024, 831,888 units were outstanding with a unitized value of approximately $65.47 per unit. The market value of the Company’s Class A common stock as of December 31, 2025 and 2024 was $83.85 and $104.71, respectively. For the year ended December 31, 2025, the Plan purchased and sold $3,114,901 and $7,883,641 of the Company’s common stock, respectively. For the year ended December 31, 2024, the Plan purchased and sold $4,160,236 and $11,112,007 of the Company’s common stock, respectively.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Mutual funds and money market funds: Valued at the daily closing price as reported by the fund. Mutual funds and money market funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds and money market funds held by the Plan are deemed to be actively traded.

Collective trust fund: Valued at the NAV of units of a bank collective trust. The NAV, as provided by the Trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment adviser reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.

The following tables set forth a summary of the Plan’s investments with a reported NAV at December 31, 2025 and 2024:

	Fair Value Estimated Using Net Asset Value per Share December 31, 2025
Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
JPMorgan Chase Bank Large Cap Growth Fund; CF-A Class	$18,832,286	None	Immediate	None	None
MFS Mid Cap Growth Fund	$2,896,156	None	Immediate	None	None
Vanguard Retirement Savings Trust III	$9,148,975	None	Immediate	None	None
Vanguard Target Retirement 2020 Trust I	$4,090,672	None	Immediate	None	None
Vanguard Target Retirement 2025 Trust I	$14,975,882	None	Immediate	None	None
Vanguard Target Retirement 2030 Trust I	$21,231,233	None	Immediate	None	None
Vanguard Target Retirement 2035 Trust I	$27,332,397	None	Immediate	None	None
Vanguard Target Retirement 2040 Trust I	$17,395,511	None	Immediate	None	None
Vanguard Target Retirement 2045 Trust I	$19,515,663	None	Immediate	None	None
Vanguard Target Retirement 2050 Trust I	$18,583,833	None	Immediate	None	None
Vanguard Target Retirement 2055 Trust I	$16,875,597	None	Immediate	None	None
Vanguard Target Retirement 2060 Trust I	$12,082,072	None	Immediate	None	None
Vanguard Target Retirement 2065 Trust I	$5,209,020	None	Immediate	None	None
Vanguard Target Retirement 2070 Trust I	$683,005	None	Immediate	None	None
Vanguard Target Retirement Income Trust I	$2,675,257	None	Immediate	None	None
Vanguard Target Retirement Income And Growth Trust I	$8,639	None	Immediate	None	None

	Fair Value Estimated Using Net Asset Value per Share December 31, 2024
Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
MFS Mid Cap Growth Fund	$3,545,774	None	Immediate	None	None
Vanguard Retirement Savings Trust III	$13,287,096	None	Immediate	None	None
Vanguard Target Retirement 2020 Trust II	$5,029,796	None	Immediate	None	None
Vanguard Target Retirement 2025 Trust II	$15,114,540	None	Immediate	None	None
Vanguard Target Retirement 2030 Trust II	$20,306,275	None	Immediate	None	None
Vanguard Target Retirement 2035 Trust II	$22,779,895	None	Immediate	None	None
Vanguard Target Retirement 2040 Trust II	$14,758,776	None	Immediate	None	None
Vanguard Target Retirement 2045 Trust II	$15,434,292	None	Immediate	None	None
Vanguard Target Retirement 2050 Trust II	$15,581,287	None	Immediate	None	None
Vanguard Target Retirement 2055 Trust II	$12,825,826	None	Immediate	None	None
Vanguard Target Retirement 2060 Trust II	$9,816,418	None	Immediate	None	None
Vanguard Target Retirement 2065 Trust II	$3,596,452	None	Immediate	None	None
Vanguard Target Retirement 2070 Trust II	$236,357	None	Immediate	None	None
Vanguard Target Retirement Income Trust II	$2,593,660	None	Immediate	None	None
Vanguard Target Retirement Income And Growth Trust II	$1,241	None	Immediate	None	None

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024. The following tables do not include the Plan’s interest in the Church & Dwight Co., Inc. Master Trust for Salaried and Hourly 401(k) Plans because that information is presented in a separate disclosure (see Note 8).

2025	Level 1	Level 2	Level 3	Total
Mutual funds	$39,638,230	$-	$-	$39,638,230
Money market fund	1,906,441	-	-	1,906,441
Total assets in the fair value hierarchy	41,544,671	-	-	41,544,671
Investments measured at net asset value(a)	-	-	-	191,536,198
Total assets excluding Plan's interest in the Church & Dwight Co., Inc. Master Trust for Salaried and Hourly 401(k) Plans	$41,544,671	$-	$-	$233,080,869

2024	Level 1	Level 2	Level 3	Total
Mutual funds	$55,025,345	$-	$-	$55,025,345
Money market fund	1,528,670	-	-	1,528,670
Total assets in the fair value hierarchy	56,554,015	-	-	56,554,015
Investments measured at net asset value(a)	-	-	-	154,907,685
Total assets excluding Plan's interest in the Church & Dwight Co., Inc. Master Trust for Salaried and Hourly 401(k) Plans	$56,554,015	$-	$-	$211,461,700

(a)
In accordance with FASB ASC 820, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.